NOTE PAYABLE - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 03, 2020
Disclosure of detailed information about borrowings [line items]
Receivable related to final milestone revenues from Medtronic	$ 10
Remaining note payable	175
Reimbursement of legal and other transaction costs	1
Other income	605
Promissory Note with Medtronic [Member]
Disclosure of detailed information about borrowings [line items]
Amount borrowed				$ 15
Interest rate				8.00%
Amount capitalized to notes payable	$ 605